SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
(the "Funds")

Supplement dated December 24, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
EAM Investors, LLC	Montie L. Weisenberger	Since 2014	Managing Director and Portfolio Manager
Snow Capital Management L.P.	Joshua Schachter, CFA	Since 2014	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2014	Portfolio Manager, Principal

In addition, in the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, as a result of a change in control of Integrity Asset Management, LLC ("Integrity"), the text relating to Integrity is hereby deleted and replaced with the following text:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Integrity Asset Management	Daniel G. Bandi, CFA	Since 2009	Chief Investment Officer
	Daniel J. DeMonica, CFA	Since 2009	Senior Portfolio Manager
	Adam I. Friedman	Since 2009	Senior Portfolio Manager
	Joe A. Gilbert, CFA	Since 2009	Portfolio Manager
	Mirsat Nikovic, CFA	Since 2009	Portfolio Manager
	J. Bryan Tinsley, CFA	Since 2009	Portfolio Manager

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

EAM Investors, LLC: EAM Investors, LLC ("EAM Investors"), located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California, serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Montie L. Weisenberger manages the portion of the Small Cap Fund's assets allocated to EAM Investors. Mr. Weisenberger serves as Managing Director and Portfolio Manager at EAM Investors and has managed the firm's small cap growth strategy since 2007.

Snow Capital Management L.P.: Snow Capital Management L.P. ("SCM"), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to SCM. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. His responsibilities include research, selection and portfolio management. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined SCM in 2006 as a Senior Analyst, and was appointed to her current role in 2010.

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Integrity is hereby deleted and replaced with the following text:

Integrity Asset Management: Integrity Asset Management ("Integrity"), an investment franchise within Victory Capital Management Inc. located at 18500 Lake Road, Suite 300, Rocky River, OH 44116, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA and J. Bryan Tinsley, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been with Integrity since 2003 and is currently responsible for participating in security selection for the Small/Mid Cap Equity Fund.

Change in Sub-Advisers for the Small Cap Value Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Value Fund, the text relating to Artisan Partners Limited Partnership is hereby deleted.

In addition, under the heading "Small Cap Value Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Artisan Partners Limited Partnership is hereby deleted.

Change in Sub-Advisers for the Small Cap Growth Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Growth Fund, the text relating to Janus Capital Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Arrowpoint Asset Management, LLC	Chad Meade	Since 2014	Co-Portfolio Manager
	Brian Schaub	Since 2014	Co-Portfolio Manager
EAM Investors, LLC	Montie L. Weisenberger	Since 2014	Managing Director and Portfolio Manager

In addition, under the heading "Small Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Janus Capital Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Arrowpoint Asset Management, LLC: Arrowpoint Asset Management, LLC ("Arrowpoint"), which is registered with the SEC as Arrowpoint Asset Management, LLC, is located at 100 Fillmore Street, Suite 325, Denver, Colorado 80206 and serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to Arrowpoint. Chad Meade and Brian Schaub joined Arrowpoint in May 2013 and serve as co-portfolio managers for Arrowpoint's Small Cap Growth and Small/Mid Cap strategies. Chad Meade, Portfolio Manager, joined Arrowpoint Asset Management, LLC in May 2013. Mr. Meade serves as the Co-Portfolio Manager of the Meridian Growth Fund (September 2013-Present), and the Meridian Small Cap Fund (December 2013-Present). Prior to joining Arrowpoint, Mr. Meade served as the Co-Portfolio Manager and Executive Vice President of Janus Triton Fund (July 2006-May 2013), and the Janus Venture Fund (July 2010-May 2013). Brian Schaub, Portfolio Manager, joined Arrowpoint Asset Management, LLC in May 2013. Mr. Schaub serves as the Co-Portfolio Manager of the Meridian Growth Fund (September 2013-Present), and the Meridian Small Cap Fund (December 2013-Present). Prior to joining Arrowpoint, Mr. Schaub served as the Co-Portfolio Manager and Executive Vice President of Janus Triton Fund (July 2006-May 2013), and the Janus Venture Fund (July 2010-May 2013).

EAM Investors, LLC: EAM Investors, LLC ("EAM Investors"), located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California, serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. Montie L. Weisenberger manages the portion of the Small Cap Growth Fund's assets allocated to EAM Investors. Mr. Weisenberger serves as Managing Director and Portfolio Manager at EAM Investors and has managed the firm's small cap growth strategy since 2007.

Change in Sub-Advisers for the Tax-Managed Small/Mid Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Small/Mid Cap Fund, the text relating to J.P. Morgan Investment Management Inc. and Wellington Management Company, LLP is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
CastleArk Management LLC	James Stark, CFA	Since 2014	Co-Manager, CastleArk Small Cap Growth Strategy
	Greg Baxter, CFA	Since 2014	Co-Manager, CastleArk Small Cap Growth Strategy
Snow Capital Management L.P.	Joshua Schachter, CFA	Since 2014	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2014	Portfolio Manager, Principal

In addition, under the heading "Tax-Managed Small/Mid Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. and Wellington Management Company, LLP is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

CastleArk Management LLC: CastleArk Management LLC ("CastleArk"), located at 1 N. Wacker Drive, Suite 3950, Chicago, IL 60606, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to CastleArk. James Stark, CFA and Greg Baxter, CFA serve as co-managers of CastleArk's small cap growth strategy and each has been with the firm since 2007.

Snow Capital Management L.P.: Snow Capital Management L.P. ("SCM"), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to SCM. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. His responsibilities include research, selection and portfolio management. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined SCM in 2006 as a Senior Analyst, and was appointed to her current role in 2010.

Change in Sub-Advisers for the Mid-Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Mid-Cap Fund, the text relating to J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC is hereby deleted.

In addition, under the heading "Mid-Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC is hereby deleted.

Change in Sub-Adviser Name for the Small Cap Value and Tax-Managed Small/Mid Cap Funds

Effective January 1, 2015, Lee Munder Capital Group, LLC, which serves as a sub-adviser to each of the Small Cap Value and Tax-Managed Small/Mid Cap Funds, is changing its name to LMCG Investments, LLC. Therefore, effective January 1, 2015, all references to "Lee Munder Capital Group, LLC" are hereby deleted and replaced with "LMCG Investments, LLC."

There are no other changes in the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-918 (12/14)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Mid-Cap Fund
(the "Funds")

Supplement dated December 24, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
EAM Investors, LLC	Montie L. Weisenberger	Since 2014	Managing Director and Portfolio Manager
Snow Capital Management L.P.	Joshua Schachter, CFA	Since 2014	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2014	Portfolio Manager, Principal

In addition, in the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, as a result of a change in control of Integrity Asset Management, LLC ("Integrity"), the text relating to Integrity is hereby deleted and replaced with the following text:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Integrity Asset Management	Daniel G. Bandi, CFA	Since 2009	Chief Investment Officer
	Daniel J. DeMonica, CFA	Since 2009	Senior Portfolio Manager
	Adam I. Friedman	Since 2009	Senior Portfolio Manager
	Joe A. Gilbert, CFA	Since 2009	Portfolio Manager
	Mirsat Nikovic, CFA	Since 2009	Portfolio Manager
	J. Bryan Tinsley, CFA	Since 2009	Portfolio Manager

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

EAM Investors, LLC: EAM Investors, LLC ("EAM Investors"), located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California, serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Montie L. Weisenberger manages the portion of the Small Cap Fund's assets allocated to EAM Investors. Mr. Weisenberger serves as Managing Director and Portfolio Manager at EAM Investors and has managed the firm's small cap growth strategy since 2007.

Snow Capital Management L.P.: Snow Capital Management L.P. ("SCM"), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to SCM. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. His responsibilities include research, selection and portfolio management. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined SCM in 2006 as a Senior Analyst, and was appointed to her current role in 2010.

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Integrity is hereby deleted and replaced with the following text:

Integrity Asset Management: Integrity Asset Management ("Integrity"), an investment franchise within Victory Capital Management Inc. located at 18500 Lake Road, Suite 300, Rocky River, OH 44116, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA and J. Bryan Tinsley, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been with Integrity since 2003 and is currently responsible for participating in security selection for the Small/Mid Cap Equity Fund.

Change in Sub-Advisers for the Small Cap Value Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Value Fund, the text relating to Artisan Partners Limited Partnership is hereby deleted.

In addition, under the heading "Small Cap Value Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Artisan Partners Limited Partnership is hereby deleted.

Change in Sub-Advisers for the Small Cap Growth Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Growth Fund, the text relating to Janus Capital Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Arrowpoint Asset Management, LLC	Chad Meade	Since 2014	Co-Portfolio Manager
	Brian Schaub	Since 2014	Co-Portfolio Manager
EAM Investors, LLC	Montie L. Weisenberger	Since 2014	Managing Director and Portfolio Manager

In addition, under the heading "Small Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Janus Capital Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Arrowpoint Asset Management, LLC: Arrowpoint Asset Management, LLC ("Arrowpoint"), which is registered with the SEC as Arrowpoint Asset Management, LLC, is located at 100 Fillmore Street, Suite 325, Denver, Colorado 80206 and serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to Arrowpoint. Chad Meade and Brian Schaub joined Arrowpoint in May 2013 and serve as co-portfolio managers for Arrowpoint's Small Cap Growth and Small/Mid Cap strategies. Chad Meade, Portfolio Manager, joined Arrowpoint Asset Management, LLC in May 2013. Mr. Meade serves as the Co-Portfolio Manager of the Meridian Growth Fund (September 2013-Present), and the Meridian Small Cap Fund (December 2013-Present). Prior to joining Arrowpoint, Mr. Meade served as the Co-Portfolio Manager and Executive Vice President of Janus Triton Fund (July 2006-May 2013), and the Janus Venture Fund (July 2010-May 2013). Brian Schaub, Portfolio Manager, joined Arrowpoint Asset Management, LLC in May 2013. Mr. Schaub serves as the Co-Portfolio Manager of the Meridian Growth Fund (September 2013-Present), and the Meridian Small Cap Fund (December 2013-Present). Prior to joining Arrowpoint, Mr. Schaub served as the Co-Portfolio Manager and Executive Vice President of Janus Triton Fund (July 2006-May 2013), and the Janus Venture Fund (July 2010-May 2013).

EAM Investors, LLC: EAM Investors, LLC ("EAM Investors"), located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California, serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. Montie L. Weisenberger manages the portion of the Small Cap Growth Fund's assets allocated to EAM Investors. Mr. Weisenberger serves as Managing Director and Portfolio Manager at EAM Investors and has managed the firm's small cap growth strategy since 2007.

Change in Sub-Advisers for the Mid-Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Mid-Cap Fund, the text relating to J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC is hereby deleted.

In addition, under the heading "Mid-Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC is hereby deleted.

Change in Sub-Adviser Name for the Small Cap Value Fund

Effective January 1, 2015, Lee Munder Capital Group, LLC, which serves as a sub-adviser to the Small Cap Value Fund, is changing its name to LMCG Investments, LLC. Therefore, effective January 1, 2015, all references to "Lee Munder Capital Group, LLC" are hereby deleted and replaced with "LMCG Investments, LLC."

There are no other changes in the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-919 (12/14)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
(the "Funds")

Supplement dated December 24, 2014
to the Class Y Shares Prospectus (the "Prospectus") dated October 14, 2014

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
EAM Investors, LLC	Montie L. Weisenberger	Since 2014	Managing Director and Portfolio Manager
Snow Capital Management L.P.	Joshua Schachter, CFA	Since 2014	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2014	Portfolio Manager, Principal

In addition, in the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, as a result of a change in control of Integrity Asset Management, LLC ("Integrity"), the text relating to Integrity is hereby deleted and replaced with the following text:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Integrity Asset Management	Daniel G. Bandi, CFA	Since 2009	Chief Investment Officer
	Daniel J. DeMonica, CFA	Since 2009	Senior Portfolio Manager
	Adam I. Friedman	Since 2009	Senior Portfolio Manager
	Joe A. Gilbert, CFA	Since 2009	Portfolio Manager
	Mirsat Nikovic, CFA	Since 2009	Portfolio Manager
	J. Bryan Tinsley, CFA	Since 2009	Portfolio Manager

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

EAM Investors, LLC: EAM Investors, LLC ("EAM Investors"), located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California, serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Montie L. Weisenberger manages the portion of the Small Cap Fund's assets allocated to EAM Investors. Mr. Weisenberger serves as Managing Director and Portfolio Manager at EAM Investors and has managed the firm's small cap growth strategy since 2007.

Snow Capital Management L.P.: Snow Capital Management L.P. ("SCM"), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to SCM. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. His responsibilities include research, selection and portfolio management. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined SCM in 2006 as a Senior Analyst, and was appointed to her current role in 2010.

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Integrity is hereby deleted and replaced with the following text regarding Victory Capital Management Inc.:

Integrity Asset Management: Integrity Asset Management ("Integrity"), an investment franchise within Victory Capital Management Inc. located at 18500 Lake Road, Suite 300, Rocky River, OH 44116, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA and J. Bryan Tinsley, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been with Integrity since 2003 and is currently responsible for participating in security selection for the Small/Mid Cap Equity Fund.

Change in Sub-Advisers for the Small Cap Value Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Value Fund, the text relating to Artisan Partners Limited Partnership is hereby deleted.

In addition, under the heading "Small Cap Value Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Artisan Partners Limited Partnership is hereby deleted.

Change in Sub-Advisers for the Small Cap Growth Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Growth Fund, the text relating to Janus Capital Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Arrowpoint Asset Management, LLC	Chad Meade	Since 2014	Co-Portfolio Manager
	Brian Schaub	Since 2014	Co-Portfolio Manager
EAM Investors, LLC	Montie L. Weisenberger	Since 2014	Managing Director and Portfolio Manager

In addition, under the heading "Small Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to Janus Capital Management LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Arrowpoint Asset Management, LLC: Arrowpoint Asset Management, LLC ("Arrowpoint"), which is registered with the SEC as Arrowpoint Asset Management, LLC, is located at 100 Fillmore Street, Suite 325, Denver, Colorado 80206 and serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to Arrowpoint. Chad Meade and Brian Schaub joined Arrowpoint in May 2013 and serve as co-portfolio managers for Arrowpoint's Small Cap Growth and Small/Mid Cap strategies. Chad Meade, Portfolio Manager, joined Arrowpoint Asset Management, LLC in May 2013. Mr. Meade serves as the Co-Portfolio Manager of the Meridian Growth Fund (September 2013-Present), and the Meridian Small Cap Fund (December 2013-Present). Prior to joining Arrowpoint, Mr. Meade served as the Co-Portfolio Manager and Executive Vice President of Janus Triton Fund (July 2006-May 2013), and the Janus Venture Fund (July 2010-May 2013). Brian Schaub, Portfolio Manager, joined Arrowpoint Asset Management, LLC in May 2013. Mr. Schaub serves as the Co-Portfolio Manager of the Meridian Growth Fund (September 2013-Present), and the Meridian Small Cap Fund (December 2013-Present). Prior to joining Arrowpoint, Mr. Schaub served as the Co-Portfolio Manager and Executive Vice President of Janus Triton Fund (July 2006-May 2013), and the Janus Venture Fund (July 2010-May 2013).

EAM Investors, LLC: EAM Investors, LLC ("EAM Investors"), located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California, serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. Montie L. Weisenberger manages the portion of the Small Cap Growth Fund's assets allocated to EAM Investors. Mr. Weisenberger serves as Managing Director and Portfolio Manager at EAM Investors and has managed the firm's small cap growth strategy since 2007.

Change in Sub-Advisers for the Tax-Managed Small/Mid Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Small/Mid Cap Fund, the text relating to J.P. Morgan Investment Management Inc. and Wellington Management Company, LLP is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
CastleArk Management LLC	James Stark, CFA	Since 2014	Co-Manager, CastleArk Small Cap Growth Strategy
	Greg Baxter, CFA	Since 2014	Co-Manager, CastleArk Small Cap Growth Strategy
Snow Capital Management L.P.	Joshua Schachter, CFA	Since 2014	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2014	Portfolio Manager, Principal

In addition, under the heading "Tax-Managed Small/Mid Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. and Wellington Management Company, LLP is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

CastleArk Management LLC: CastleArk Management LLC ("CastleArk"), located at 1 N. Wacker Drive, Suite 3950, Chicago, IL 60606, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to CastleArk. James Stark, CFA and Greg Baxter, CFA serve as co-managers of CastleArk's small cap growth strategy and each has been with the firm since 2007.

Snow Capital Management L.P.: Snow Capital Management L.P. ("SCM"), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to SCM. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. His responsibilities include research, selection and portfolio management. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined SCM in 2006 as a Senior Analyst, and was appointed to her current role in 2010.

Change in Sub-Advisers for the Mid-Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Mid-Cap Fund, the text relating to J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC is hereby deleted.

In addition, under the heading "Mid-Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section titled "Investment Adviser and Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC is hereby deleted.

Change in Sub-Adviser Name for the Small Cap Value and Tax-Managed Small/Mid Cap Funds

Effective January 1, 2015, Lee Munder Capital Group, LLC, which serves as a sub-adviser to each of the Small Cap Value and Tax-Managed Small/Mid Cap Funds, is changing its name to LMCG Investments, LLC. Therefore, effective January 1, 2015, all references to "Lee Munder Capital Group, LLC" are hereby deleted and replaced with "LMCG Investments, LLC."

There are no other changes in the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-920 (12/14)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
(the "Funds")

Supplement dated December 24, 2014
to the Statement of Additional Information (the "SAI") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and The Sub-Advisers," all references to (i) Artisan Partners Limited Partnership, J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C.'s management of the Small Cap Fund; (ii) Integrity Asset Management, LLC's management of the Small Cap Fund (in connection with a change in control of the sub-adviser); (iii) Janus Capital Management LLC's management of the Small Cap Growth Fund; (iv) J.P. Morgan Investment Management Inc. and Wellington Management Company, LLP's management of the Tax-Managed Small/Mid Cap Fund; and (v) J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC's management of the Mid-Cap Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

ARROWPOINT ASSET MANANGEMENT, LLC—Arrowpoint Asset Management, LLC ("Arrowpoint"), located at 100 Fillmore Street, Suite 325, Denver, Colorado 80206, serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. Arrowpoint is an investment adviser registered with the SEC as Arrowpoint Asset Management, LLC. Arrowpoint, founded in 2007, is 100% privately held by its partners.

CASTLEARK MANAGEMENT LLC—CastleArk Management LLC ("CastleArk"), located at 1 N. Wacker Drive, Suite 3950, Chicago, IL 60606, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. CastleArk was formed in 1999 and is 100% employee-owned.

EAM INVESTORS, LLC—EAM Investors, LLC ("EAM Investors"), located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California, serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small Cap Growth Funds. EAM Investors was founded as a California Limited Liability Company in 2007. EAM Investors employees own 56% of EAM Investors. Byron C. Roth, through his majority ownership of CR Financial Holdings, Inc. and its wholly owned subsidiary WACO Limited, LLC, indirectly owns a 44% interest in the firm.

INTEGRITY ASSET MANAGEMENT—Integrity Asset Management ("Integrity") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Integrity was founded in 2003 and, as of October 31, 2014, is an investment franchise within Victory Capital Management Inc. Prior to that date, Integrity had been a wholly owned subsidiary of Munder Capital Management since 2010.

SNOW CAPITAL MANAGEMENT L.P.—Snow Capital Management L.P. ("SCM"), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap and Small Cap Funds. SCM is a 95% employee-owned Pennsylvania limited partnership.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and The Sub-Advisers," all references to (i) Artisan Partners Limited Partnership, J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C.'s management of the Small Cap Fund; (ii) Integrity Asset Management, LLC's management of the Small Cap Fund (in connection with a change in control of the sub-adviser); (iii) Janus Capital Management LLC's management of the Small Cap Growth Fund; (iv) J.P. Morgan Investment Management Inc. and Wellington Management Company, LLP's management of the Tax-Managed Small/Mid Cap Fund; and (v) J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC's management of the Mid-Cap Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Arrowpoint

Compensation. SIMC pays Arrowpoint a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Arrowpoint and SIMC. Arrowpoint pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following information relates to the period ended September 30, 2014.

Arrowpoint's portfolio managers are paid an annual base salary plus bonus for serving clients across all of their related strategies. Bonus compensation is aligned with the success of client portfolios. Portfolio manager compensation is tied to a rolling three year measurement against both peers and the relative strategy benchmark.

Ownership of Fund Shares. As of September 30, 2014, Arrowpoint's portfolio managers did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts. As of September 30, 2014, in addition to the Small Cap Growth Fund, Arrowpoint's portfolio managers were responsible for the day-to-day co-management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Chad Meade	4		$2,332	0	$0	1	$11.1
	1	*	$511	0	$0	0	$0
Brian Schaub	4		$2,332	0	$0	1	$11.1
	1	*	$511	0	$0	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, Arrowpoint has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

CastleArk

Compensation. SIMC pays CastleArk a fee based on the assets under management of the Tax-Managed Small/Mid Cap Fund as set forth in an investment sub-advisory agreement between CastleArk and SIMC. CastleArk pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small/Mid Cap Fund. The following information relates to the period ended September 30, 2014.

CastleArk's portfolio managers are compensated in three ways: base salary, a bonus based upon the profitability of their strategy and equity share of ownership in the firm. The bonus is based on performance versus the Russell 2000 Growth Index and institutional peer groups. The portfolio managers are also shareholders of CastleArk Management LLC and received a distribution based on firm profitability.

Ownership of Fund Shares. As of September 30, 2014, CastleArk's portfolio managers did not beneficially own any shares of the Tax-Managed Small/Mid Cap Fund.

Other Accounts. As of September 30, 2014, in addition to the Tax-Managed Small/Mid Cap Fund, CastleArk's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James Stark, CFA	1	$82	1	$39	18	$792
Greg Baxter, CFA	1	$82	1	$39	18	$792

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, CastleArk Management LLC has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

EAM Investors

Compensation. SIMC pays EAM Investors a fee based on the assets under management of the Small Cap and Small Cap Growth Funds as set forth in an investment sub-advisory agreement between EAM Investors and SIMC. EAM Investors pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Growth Funds. The following information relates to the period ended September 30, 2014.

EAM Investors' portfolio manager is paid a competitive salary and participates in the firm's revenue share plan. The portfolio manager is also an equity owner and is eligible for equity based distributions from profits.

Ownership of Fund Shares. As of September 30, 2014, EAM Investors' portfolio manager did not beneficially own any shares of the Small Cap or Small Cap Growth Funds.

Other Accounts. As of September 30, 2014, in addition to the Small Cap and Small Cap Growth Funds, EAM Investors' portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets (in thousands)
Montie L. Weisenberger	2	$257,625	1	$121,571	7	$65,024

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. All EAM Investors portfolios within a specific style, i.e. small cap growth, are managed in parallel with the same holdings and approximately the same weights of securities, except for client specific guidelines and restrictions. EAM Investors does not currently have any performance based fee schedules with clients. The firm's personal trading policy restricts personal trading in any security with a market cap below $10 billion, well above the range of all EAM Investors portfolios. Because of these factors EAM Investors would not expect the portfolio manager to have a material conflict of interest in managing any of our client's portfolios.

Integrity

Compensation. SIMC pays Integrity a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between Integrity and SIMC. Integrity pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended September 30, 2014.

Each of the portfolio managers employed by Integrity receives an industry competitive base salary. In addition, each of the portfolio managers is eligible for bonus compensation from an Integrity team bonus pool, which is based on a formula relating to the revenues received for all accounts under their management.

Ownership of Fund Shares. As of September 30, 2014, Integrity's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of September 30, 2014, in addition to the Small Cap Fund, Integrity's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Daniel G. Bandi, CFA	6	$1,489.38	3	$478.04	105	$2,942.09
Daniel J. DeMonica, CFA	6	$1,489.38	3	$478.04	105	$2,942.09
Adam J. Friedman	6	$1,489.38	3	$478.04	105	$2,942.09
Joe A. Gilbert, CFA	5	$1,384.02	3	$478.04	105	$2,942.09
Mirsat Nikovic, CFA	3	$463.23	2	$285.50	74	$2,942.09
J. Bryan Tinsley, CFA	5	$1,384.02	3	$478.04	105	$2,942.09

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. As indicated in the table above, personnel, including portfolio managers, research analysts and trading desk personnel (collectively, "portfolio management teams"), of Integrity may be part of portfolio management teams serving numerous accounts for multiple clients of Integrity. These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio management teams may provide services for clients of both Integrity and its affiliates simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

•  Potential Conflicts Relating to the Interests of Portfolio Management Teams and Integrity: Integrity and/or its affiliates, if any, may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Integrity and/or its affiliates than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Integrity and/or its affiliates). Integrity and/or its affiliates may compensate portfolio management team personnel differently depending on the nature of a client's account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel may also make personal investments in accounts (including hedge funds) they manage or support.

If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Integrity and/or its affiliates than the Small Cap Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members ("Advisor Compensatory Accounts"), or if the portfolio management teams make personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager may also have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Small Cap Fundin order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Small Cap Fund's trading activity. In addition, a portfolio management team may take a short position in a security on behalf of the Small Cap Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by Integrity and/or its affiliates take a long term position in the same security. The portfolio management team's use of short sales may be harmful to the performance of other clients that own that security.

•  Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team or Integrity, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

Victory Capital Management ("Victory") has adopted and implemented numerous compliance policies and procedures applicable to Integrity and its other investment franchises and employees, including a Code of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, Victory has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of Integrity and Victory's other investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that Victory's compliance program will achieve its intended result.

SCM

Compensation. SIMC pays SCM a fee based on the assets under management of the Tax-Managed Small/Mid Cap and Small Cap Funds as set forth in an investment sub-advisory agreement between SCM and SIMC. SCM pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small/Mid Cap and Small Cap Funds. The following information relates to the period ended September 30, 2014.

SCM's Senior Portfolio Managers and Portfolio Managers are paid a competitive base salary, a discretionary bonus, and are shareholders of the firm. Approximately one-third to one-half of their overall compensation is tied to a subjective analysis of their respective products' performance as well as the overall profitability of the firm. SCM's Senior Analysts and Analysts are paid a competitive base salary and a discretionary bonus that is based on their individual performance relative to expectations and the overall profitability of the firm. Approximately one-third to one-half of their overall compensation is bonus.

Key SCM employees have, after meeting certain performance objectives, an option to participate in direct equity ownership. All SCM Portfolio Managers and Senior Analysts are designated as key employees. All SCM equity holders are required to enter into employment agreements, which include non-compete provisions.

SCM attempts to benchmark compensation and benefits with other firms in the industry and/or market. Our objective is to provide total cash compensation that is competitive on a national basis and supplement with equity awards to provide long term incentive and retention.

Ownership of Fund Shares. As of September 30, 2014, SCM's portfolio managers did not beneficially own any shares of the Tax-Managed Small/Mid Cap or Small Cap Funds.

Other Accounts. As of September 30, 2014, in addition to the Tax-Managed Small/Mid Cap and Small Cap Funds, SCM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joshua Schachter, CFA	3	$114	0	$0	2,588	$2,832
Anne Wickland, CFA	3	$114	0	$0	144	$501

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, SCM has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Change in Sub-Adviser Name

Effective January 1, 2015, Lee Munder Capital Group, LLC, which serves as a sub-adviser to each of the Small Cap Value and Tax-Managed Small/Mid Cap Funds, is changing its name to LMCG Investments, LLC. Therefore, effective January 1, 2015, all references to "Lee Munder Capital Group, LLC" are hereby deleted and replaced with "LMCG Investments, LLC."

There are no other changes in the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-921 (12/14)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
(the "Funds")

Supplement dated December 24, 2014
to the Class Y Shares Statement of Additional Information (the "SAI") dated October 14, 2014

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and The Sub-Advisers," all references to (i) Artisan Partners Limited Partnership, J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C.'s management of the Small Cap Fund; (ii) Integrity Asset Management, LLC's management of the Small Cap Fund (in connection with a change in control of the sub-adviser); (iii) Janus Capital Management LLC's management of the Small Cap Growth Fund; (iv) J.P. Morgan Investment Management Inc. and Wellington Management Company, LLP's management of the Tax-Managed Small/Mid Cap Fund; and (v) J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC's management of the Mid-Cap Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

ARROWPOINT ASSET MANANGEMENT, LLC—Arrowpoint Asset Management, LLC ("Arrowpoint"), located at 100 Fillmore Street, Suite 325, Denver, Colorado 80206, serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. Arrowpoint is an investment adviser registered with the SEC as Arrowpoint Asset Management, LLC. Arrowpoint, founded in 2007, is 100% privately held by its partners.

CASTLEARK MANAGEMENT LLC—CastleArk Management LLC ("CastleArk"), located at 1 N. Wacker Drive, Suite 3950, Chicago, IL 60606, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. CastleArk was formed in 1999 and is 100% employee-owned.

EAM INVESTORS, LLC—EAM Investors, LLC ("EAM Investors"), located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California, serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small Cap Growth Funds. EAM Investors was founded as a California Limited Liability Company in 2007. EAM Investors employees own 56% of EAM Investors. Byron C. Roth, through his majority ownership of CR Financial Holdings, Inc. and its wholly owned subsidiary WACO Limited, LLC, indirectly owns a 44% interest in the firm.

INTEGRITY ASSET MANAGEMENT—Integrity Asset Management ("Integrity") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Integrity was founded in 2003 and, as of October 31, 2014, is an investment franchise within Victory Capital Management Inc. Prior to that date, Integrity had been a wholly owned subsidiary of Munder Capital Management since 2010.

SNOW CAPITAL MANAGEMENT L.P.—Snow Capital Management L.P. ("SCM"), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap and Small Cap Funds. SCM is a 95% employee-owned Pennsylvania limited partnership.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and The Sub-Advisers," all references to (i) Artisan Partners Limited Partnership, J.P. Morgan Investment Management Inc. and William Blair & Company L.L.C.'s management of the Small Cap Fund; (ii) Integrity Asset Management, LLC's management of the Small Cap Fund (in connection with a change in control of the sub-adviser); (iii) Janus Capital Management LLC's management of the Small Cap Growth Fund; (iv) J.P. Morgan Investment Management Inc. and Wellington Management Company, LLP's management of the Tax-Managed Small/Mid Cap Fund; and (v) J.P. Morgan Investment Management Inc. and Lee Munder Capital Group, LLC's management of the Mid-Cap Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Arrowpoint

Compensation.  SIMC pays Arrowpoint a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Arrowpoint and SIMC. Arrowpoint pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following information relates to the period ended September 30, 2014.

Arrowpoint's portfolio managers are paid an annual base salary plus bonus for serving clients across all of their related strategies. Bonus compensation is aligned with the success of client portfolios. Portfolio manager compensation is tied to a rolling three year measurement against both peers and the relative strategy benchmark.

Ownership of Fund Shares.  As of September 30, 2014, Arrowpoint's portfolio managers did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts.  As of September 30, 2014, in addition to the Small Cap Growth Fund, Arrowpoint's portfolio managers were responsible for the day-to-day co-management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Chad Meade	4		$2,332	0	$0	1	$11.1
	1	*	$511	0	$0	0	$0
Brian Schaub	4		$2,332	0	$0	1	$11.1
	1	*	$511	0	$0	0	$0

* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest.  A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, Arrowpoint has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

CastleArk

Compensation.  SIMC pays CastleArk a fee based on the assets under management of the Tax-Managed Small/Mid Cap Fund as set forth in an investment sub-advisory agreement between CastleArk and SIMC. CastleArk pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small/Mid Cap Fund. The following information relates to the period ended September 30, 2014.

CastleArk's portfolio managers are compensated in three ways: base salary, a bonus based upon the profitability of their strategy and equity share of ownership in the firm. The bonus is based on performance versus the Russell 2000 Growth Index and institutional peer groups. The portfolio managers are also shareholders of CastleArk Management LLC and received a distribution based on firm profitability.

Ownership of Fund Shares.  As of September 30, 2014, CastleArk's portfolio managers did not beneficially own any shares of the Tax-Managed Small/Mid Cap Fund.

Other Accounts.  As of September 30, 2014, in addition to the Tax-Managed Small/Mid Cap Fund, CastleArk's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James Stark, CFA	1	$82	1	$39	18	$792
Greg Baxter, CFA	1	$82	1	$39	18	$792

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, CastleArk Management LLC has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

EAM Investors

Compensation. SIMC pays EAM Investors a fee based on the assets under management of the Small Cap and Small Cap Growth Funds as set forth in an investment sub-advisory agreement between EAM Investors and SIMC. EAM Investors pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Growth Funds. The following information relates to the period ended September 30, 2014.

EAM Investors' portfolio manager is paid a competitive salary and participates in the firm's revenue share plan. The portfolio manager is also an equity owner and is eligible for equity based distributions from profits.

Ownership of Fund Shares. As of September 30, 2014, EAM Investors' portfolio manager did not beneficially own any shares of the Small Cap or Small Cap Growth Funds.

Other Accounts. As of September 30, 2014, in addition to the Small Cap and Small Cap Growth Funds, EAM Investors' portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets (in thousands)	Number of Accounts	Total Assets (in thousands)
Montie L. Weisenberger	2	$257,625	1	$121,571	7	$65,024

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. All EAM Investors portfolios within a specific style, i.e. small cap growth, are managed in parallel with the same holdings and approximately the same weights of securities, except for client specific guidelines and restrictions. EAM Investors does not currently have any performance based fee schedules with clients. The firm's personal trading policy restricts personal trading in any security with a market cap below $10 billion, well above the range of all EAM Investors portfolios. Because of these factors EAM Investors would not expect the portfolio manager to have a material conflict of interest in managing any of our client's portfolios.

Integrity

Compensation. SIMC pays Integrity a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between Integrity and SIMC. Integrity pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended September 30, 2014.

Each of the portfolio managers employed by Integrity receives an industry competitive base salary. In addition, each of the portfolio managers is eligible for bonus compensation from an Integrity team bonus pool, which is based on a formula relating to the revenues received for all accounts under their management.

Ownership of Fund Shares. As of September 30, 2014, Integrity's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of September 30, 2014, in addition to the Small Cap Fund, Integrity's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Daniel G. Bandi, CFA	6	$1,489.38	3	$478.04	105	$2,942.09
Daniel J. DeMonica, CFA	6	$1,489.38	3	$478.04	105	$2,942.09
Adam J. Friedman	6	$1,489.38	3	$478.04	105	$2,942.09
Joe A. Gilbert, CFA	5	$1,384.02	3	$478.04	105	$2,942.09
Mirsat Nikovic, CFA	3	$463.23	2	$285.50	74	$2,942.09
J. Bryan Tinsley, CFA	5	$1,384.02	3	$478.04	105	$2,942.09

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. As indicated in the table above, personnel, including portfolio managers, research analysts and trading desk personnel (collectively, "portfolio management teams"), of Integrity may be part of portfolio management teams serving numerous accounts for multiple clients of Integrity. These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio management teams may provide services for clients of both Integrity and its affiliates simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

•  Potential Conflicts Relating to the Interests of Portfolio Management Teams and Integrity: Integrity and/or its affiliates, if any, may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Integrity and/or its affiliates than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Integrity and/or its affiliates). Integrity and/or its affiliates may compensate portfolio management team personnel differently depending on the nature of a client's account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel may also make personal investments in accounts (including hedge funds) they manage or support.

If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Integrity and/or its affiliates than the Small Cap Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members ("Advisor Compensatory Accounts"), or if the portfolio management teams make personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager may also have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Small Cap Fundin order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Small Cap Fund's trading activity. In addition, a portfolio management team may take a short position in a security on behalf of the Small Cap Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by Integrity and/or its affiliates take a long term position in the same security. The portfolio management team's use of short sales may be harmful to the performance of other clients that own that security.

•  Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team or Integrity, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

Victory Capital Management ("Victory") has adopted and implemented numerous compliance policies and procedures applicable to Integrity and its other investment franchises and employees, including a Code of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, Victory has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of Integrity and Victory's other investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that Victory's compliance program will achieve its intended result.

SCM

Compensation. SIMC pays SCM a fee based on the assets under management of the Tax-Managed Small/Mid Cap and Small Cap Funds as set forth in an investment sub-advisory agreement between SCM and SIMC. SCM pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small/Mid Cap and Small Cap Funds. The following information relates to the period ended September 30, 2014.

SCM's Senior Portfolio Managers and Portfolio Managers are paid a competitive base salary, a discretionary bonus, and are shareholders of the firm. Approximately one-third to one-half of their overall compensation is tied to a subjective analysis of their respective products' performance as well as the overall profitability of the firm. SCM's Senior Analysts and Analysts are paid a competitive base salary and a discretionary bonus that is based on their individual performance relative to expectations and the overall profitability of the firm. Approximately one-third to one-half of their overall compensation is bonus.

Key SCM employees have, after meeting certain performance objectives, an option to participate in direct equity ownership. All SCM Portfolio Managers and Senior Analysts are designated as key employees. All SCM equity holders are required to enter into employment agreements, which include non-compete provisions.

SCM attempts to benchmark compensation and benefits with other firms in the industry and/or market. Our objective is to provide total cash compensation that is competitive on a national basis and supplement with equity awards to provide long term incentive and retention.

Ownership of Fund Shares. As of September 30, 2014, SCM's portfolio managers did not beneficially own any shares of the Tax-Managed Small/Mid Cap or Small Cap Funds.

Other Accounts. As of September 30, 2014, in addition to the Tax-Managed Small/Mid Cap and Small Cap Funds, SCM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joshua Schachter, CFA	3	$114	0	$0	2,588	$2,832
Anne Wickland, CFA	3	$114	0	$0	144	$501

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, SCM has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Change in Sub-Adviser Name

Effective January 1, 2015, Lee Munder Capital Group, LLC, which serves as a sub-adviser to each of the Small Cap Value and Tax-Managed Small/Mid Cap Funds, is changing its name to LMCG Investments, LLC. Therefore, effective January 1, 2015, all references to "Lee Munder Capital Group, LLC" are hereby deleted and replaced with "LMCG Investments, LLC."

There are no other changes in the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-922 (12/14)